CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (UNAUDITED) - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Loss [Member]	Retained Earnings (Accumulated Deficit) [Member]	Total
Balance (in shares) at Dec. 31, 2016	101,969,666
Balance at Dec. 31, 2016	$ 1,020	$ 235,050	$ 640,472	$ (1,037)	$ (4,456)	$ 871,049
Increase (decrease) in Shareholders' Equity [Roll Forward]
Net (Loss)/Income	0	0	0	0	(53,604)	(53,604)
Equity Issuance Cost	$ 0	(47)	0	0	0	(47)
Share based compensation (in shares)	0
Share based compensation	$ 0	403	0	0	0	403
Other comprehensive income	0	0	0	149	0	149
Dividends Paid	$ 0	0	(56,078)	0	0	(56,078)
Balance (in shares) at Sep. 30, 2017	101,969,666
Balance at Sep. 30, 2017	$ 1,020	235,406	584,394	(888)	(58,060)	761,872
Increase (decrease) in Shareholders' Equity [Roll Forward]
Effect of change in accounting policy | ASC 606 [Member]	$ 0	0	0	0	(4,072)	(4,072)
Balance (in shares) at Dec. 31, 2017	141,969,666
Balance (in shares) (ASC 606 [Member]) at Dec. 31, 2017	141,969,666
Balance at Dec. 31, 2017	$ 1,420	123,439	796,817	(1,187)	(209,425)	711,064
Balance (ASC 606 [Member]) at Dec. 31, 2017	1,420	123,439	796,817	(1,187)	(213,497)	706,992
Increase (decrease) in Shareholders' Equity [Roll Forward]
Net (Loss)/Income	$ 0	0	0	0	(84,840)	(84,840)
Common Shares Issued - Equity Incentive Plan (in shares)	0
Common Shares Issued - Equity Incentive Plan	$ 0	(16)	0	0	0	(16)
Share based compensation (in shares)	0
Share based compensation	$ 0	311	0	0	0	311
Common Shares Issued (in shares)	0
Common Shares Issued	$ 0	0	0	0	0	0
Other comprehensive income	0	0	0	90	0	90
Dividends Paid	$ 0	0	(8,517)	0	0	(8,517)
Balance (in shares) at Sep. 30, 2018	141,969,666
Balance at Sep. 30, 2018	$ 1,420	$ 123,734	$ 788,300	$ (1,097)	$ (298,337)	$ 614,020